12636 High Bluff Drive, Suite 400 San Diego, California 92130-2071 Tel: +1.858.523.5400 Fax: +1.858.523.5450 www.lw.com

FIRM /AFFILIATE OFFICES
	Abu Dhabi	Milan
	Barcelona	Moscow
	Beijing	Munich
	Boston	New Jersey
	Brussels	New York
	Chicago	Orange County
July 3, 2013	Doha	Paris
	Dubai	Riyadh
	Düsseldorf	Rome
	Frankfurt	San Diego
	Hamburg	San Francisco
VIA EDGAR AND HAND DELIVERY	Hong Kong	Shanghai
	Houston	Silicon Valley
Larry Spirgel, Esq.	London	Singapore
Assistant Director	Los Angeles	Tokyo
Division of Corporation Finance	Madrid	Washington, D.C.

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Evoke Pharma, Inc.

Amendment No. 1 to Registration Statement on Form S-1

Filed June 14, 2013

File No. 333-188838

Dear Mr. Spirgel:

We are in receipt of the Staff’s letter dated June 24, 2013 with respect to the above-referenced Amendment No. 1 to Registration Statement on Form S-1 (the “Registration Statement”). We are responding to the Staff’s comments on behalf of Evoke Pharma, Inc. (“Evoke” or the “Company”) as set forth below. Simultaneously with the filing of this letter, Evoke is submitting via EDGAR Amendment No. 2 to its Registration Statement on Form S-1 (the “Amendment”), responding to the Staff’s comments and updating the Registration Statement. Courtesy copies of this letter and the Amendment (marked to show changes thereto) are being submitted to the Staff by hand delivery.

Evoke’s responses set forth in this letter are numbered to correspond to the numbered comments in the Staff’s letter. All terms used but not defined herein have the meanings assigned to such terms in the Amendment. For ease of reference, we have set forth the Staff’s comments and Evoke’s response for each item below.

Questcor Asset Purchase Agreement, page 42

1.	Please provide full, quantified disclosure of each milestone and related contingent consideration under the Questcor Asset Purchase Agreement pursuant to ASC 605-28-50-2 and within a commitments and contingencies note to your financial statements pursuant to ASC 450.

July 3, 2013 Page 2

Evoke’s Response: The Company acknowledges the Staff’s comment and has revised the disclosures regarding the Questcor Asset Purchase Agreement throughout the Registration Statement. The revised disclosures include details of the regulatory milestone payments and the total amount of commercial milestone payments. Please refer to revisions on pages 42, 65 and F-14 of the Amendment. The Questcor Asset Purchase Agreement, Exhibit 10.10 to the Registration Statement, has also been revised to disclose certain information that had previously been redacted.

*    *    *

Any comments or questions regarding the foregoing should be directed to the undersigned at (858) 523-5435. Thank you in advance for your cooperation in connection with this matter.

Very truly yours,

/s/ Cheston J. Larson Cheston J. Larson
of LATHAM & WATKINS LLP

Enclosures

cc:	Kathleen Krebs, Securities and Exchange Commission

Kate Beukenkamp, Securities and Exchange Commission

David A. Gonyer, R.Ph, Evoke Pharma, Inc.

Matthew T. Bush, Esq., Latham & Watkins LLP